Debt - Summary of Debt - Senior Unsecured Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2017	Oct. 03, 2016
Debt
Total debt outstanding	$ 2,028,993	$ 1,346,320	$ 2,060,700
Senior Unsecured Notes
Debt
Total debt outstanding	$ 500,000	$ 500,000	$ 500,000	$ 500,000
Interest Rate	7.875%	7.875%	7.875%	7.875%
Redemption (as a percent)	100.00%
Changes in control (as a percent)	101.00%
Redemption Price (as a percentage of principal)	100.00%